Notes to Condensed Consolidated Financial Statements	6 Months Ended
Nov. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to Condensed Consolidated Financial Statements

Notes to Condensed Consolidated Financial Statements

1.   The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal recurring accruals) necessary to present fairly the financial position as of November 30, 2016 and May 31 2016, the results of operations for the three and six months ended November 30, 2016 and 2015, and cash flows for the six months ended November 30, 2016 and 2015. These financial statements should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Annual Report to Shareholders for the year ended May 31, 2016.

2.   The Company has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued.

3.   There is no provision nor shall there be any provisions for profit sharing, dividends, or any other benefits of any nature at any time for this fiscal year.

4.   For the six month periods ended November 30, 2016 and 2015, the net income was divided by 3,418,508 and 3,374,214 respectively, which is net of the Treasury shares, to calculate the net income per share. For the three month periods ended November 30, 2016 and 2015, the net income was divided by 3,415,683 and 3,370,018 respectively, which is net of the Treasury shares, to calculate the net income per share.

5.   The results of operations for the three and six month periods ended November 30, 2016 are not necessarily indicative of the results to be expected for the full year.

6.   In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers. ASU 2014-09 is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09, as amended, is effective for annual reporting periods, and interim periods within that period, beginning after December 15, 2017 (fiscal year 2019 for the Company). Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company has not yet determined the potential effects of the adoption of ASU 2014-09 on its Consolidated Financial Statements. Except as identified in Note 7, below, other recently issued Accounting Standards Codification (ASC) guidance has either been implemented or are not significant to the Company.

6

7.    In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. ASU 2015-17 is effective for public companies for annual reporting periods beginning after December 15, 2016 and interim periods within those fiscal years. The guidance may be adopted prospectively or retrospectively, and early adoption is permitted. Adoption of this guidance would affect the balance sheets as of November 30, 2016 and May 31, 2016 as follows:

Decrease in current assets   $ 965,100

Increase in noncurrent assets   $ 282,115

Decrease in noncurrent liabilities   $ 682,985